Summary of Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selected Quarterly Financial Information [Abstract]
Net sales	$ 3,979,564	$ 4,507,020	$ 3,735,817	$ 2,761,387	$ 2,782,591	$ 3,279,462	$ 3,219,525	$ 2,574,024	$ 14,983,788	$ 11,855,602	$ 11,339,304
Gross profit	1,798,739	1,902,142	1,737,056	1,343,274	1,388,580	1,636,425	1,635,901	1,261,845	6,781,211	5,922,751	5,559,613
Net income	$ 897,393	$ 316,606	$ 319,111	$ 239,152	$ 203,030	$ 386,733	$ 378,064	$ 164,876	$ 1,772,262	$ 1,132,703	$ 1,053,849
Net income per common share - basic (in dollars per share)	$ 9.62	$ 3.40	$ 3.44	$ 2.58	$ 2.20	$ 4.20	$ 4.12	$ 1.80	$ 19.08	$ 12.33	$ 11.43
Net income per common share - diluted (in dollars per share)	$ 9.39	$ 3.33	$ 3.36	$ 2.53	$ 2.15	$ 4.08	$ 3.99	$ 1.75	$ 18.67	$ 11.99	$ 11.15